Segments Results (Schedule of Revenues by Geographic Areas) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 32,497	$ 29,486	$ 65,354	$ 58,743	$ 121,795
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,073	9,055	18,033	17,902	35,520
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,674	11,534	27,932	23,190	49,962
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,295	3,264	7,924	6,327	13,655
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,846	2,174	3,830	4,777	9,165
Middle East (Other Than Israel) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,481	2,368	4,981	4,710	8,964
Rest Of The World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,128	$ 1,091	$ 2,654	$ 1,837	$ 4,529